Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Suppliers	$ 11,441	$ 8,524
Accounts payable	13,044	9,282
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party payables	1,603	758
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Related party payables	766	653
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	365	15
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Related party payables	190	90
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party payables	186	0
Other related parties [member] | Scorpio Aframax Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	74	0
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	$ 22	$ 0